Related party disclosures	12 Months Ended
Sep. 30, 2023
Related party disclosures
Related party disclosures

Note 34. Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those who, directly or indirectly, have authority and responsibility for planning, directing and controlling the activities of Westpac. This includes all Executives (other than the Group General Counsel and Chief Transformation Officer) and Non-Executive Directors.

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 29

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to/from subsidiaries	Balance Sheet
Dividend income/Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 25

The balances due to/from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 29

The Group provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

The Group contributed $509 million (2022: $482 million) to defined contribution plans and $89 million (2022: $63 million) to defined benefit plans. Refer to Note 32.

Remuneration of KMP

Total remuneration of the KMP was:

		Post	Other long-
	Short-term	employment	term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2023	22,430,187	601,682	147,090	1,187,215	13,494,675	37,860,849
2022	24,200,581	653,948	124,524	2,243,696	12,115,309	39,338,058
Parent Entity
2023	21,252,526	487,514	147,090	1,187,215	12,904,703	35,979,048
2022	23,079,280	545,877	124,524	2,243,696	11,891,992	37,885,369

Note 34. Related party disclosures (continued)

Other transactions with KMP

KMP receive personal banking and financial investment services from the Group in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest		Number of
	payable for	Closing loan	KMP with
$	the year	balance	loans
2023	741,814	20,433,290	10
2022[1]	546,866	21,138,301	10

1.      Loan balance as at 30 September 2022 has been revised.

Share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2023 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 1 October 2034 to 1 October 2037	570,644
Group Executives[2]
Scott Collary	Ranges from 1 October 2035 to 1 October 2037	315,956
Carolyn McCann	Ranges from 1 October 2034 to 1 October 2037	230,274
Catherine McGrath	Ranges from 1 October 2036 to 1 October 2037	148,357
Anthony Miller	Ranges from 1 October 2035 to 1 October 2037	307,152
Christine Parker	Ranges from 1 October 2034 to 1 October 2037	279,248
Michael Rowland	Ranges from 1 October 2035 to 1 October 2037	250,480
Jason Yetton	Ranges from 2 April 2035 to 1 October 2037	366,861
Ryan Zanin	Ranges from 1 October 2036 to 1 October 2037	150,934
Former Group Executive
Chris De Bruin	Ranges from 1 October 2035 to 1 October 2037	309,041

2.      References to Group Executives are only to those who are KMP.

The Group has not issued any options during the year and there are no outstanding options as at 30 September 2023.